Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,140)	$ (1,895)	$ (14,665)	$ (3,420)	$ (2,724)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	34	25	89	91	89
Loss from sale of property, plant and equipment		15	15
Change in liability for employees right upon retirement	47	25	58	42	42
Financial expenses (income)	(3)	654	897	94	(224)
Share-based compensation expenses	1,188	385	9,590	1,620	562
Loss (gains) on amounts funded in respect of employee rights upon retirement, net		(3)	8	(11)	(10)
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses	(17)	(26)	(69)	36	(32)
Decrease (increase) in trade receivables	242	370	(1,432)	337	(969)
Decrease (increase) in other receivables	(86)	(18)	(50)	9	(27)
Decrease in inventory on consignment	51	40	261	722	330
Increase in inventory on hand	44	372	(357)	(758)	(241)
Increase (decrease) in trade payables	(481)	(633)	(371)	196	612
Decrease in deferred revenues	25	(100)	(398)	(1,577)	(507)
Increase (decrease) in other payable and advance payment from customers	517	428	421	(91)	1,554
Net cash used in operating activities	(1,579)	(361)	(6,003)	(2,710)	(1,545)
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease (increase) in restricted cash	52	(92)	159	52	(272)
Purchase of property, plant and equipment	(79)	(28)	(139)	(81)	(34)
Proceeds from sale of property, plant and equipment		29	41		4
Amounts funded in respect of employee rights upon retirement, net	(21)	(11)	(48)	(17)	(44)
Net cash provided (used) in investing activities	(48)	(102)	13	(46)	(346)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants, net of issuance costs of $1,014, $78 and $11 in the years ended December 31, 2011, 2010 and 2009, respectively		9,468	10,564	2,245	976
Exercise of options			1,500
Proceeds from long-term loan, net of $41 issuance costs					419
Proceeds from convertible loan at fair value through profit or loss, net of $60 issuance costs		100		1,073
Repayment of long term loan	(94)	(94)	(375)	(281)
Repayment of loans from shareholders		(20)	(20)		(20)
Repayment of convertible loans			(1,000)		(720)
Net cash provided by financing activities	(94)	9,454	10,669	3,037	655
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(22)	(12)	(221)	(21)	41
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,743)	8,979	4,458	260	(1,195)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	5,094	636	636	376	1,571
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	3,351	9,615	5,094	636	376
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Taxes on income paid			37	56
Interest paid			24	30	88
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES -
Receivables on account of shares					20
Conversion of convertible loan into shares		668	668
Purchasing of property, plant and equipment in credit and in consideration of share based payment		$ 62	$ 144